Submission	Oct. 30, 2026
Submission [Line Items]
Central Index Key	0001393311
Registrant Name	Public Storage
Registration File Number	333-283556
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES